Long-term investment	6 Months Ended
Sep. 30, 2021
Long-term investment
Long-term investment

8.Long-term investment

Long-term investment consists of investment in privately held company (“Medical Star”). The following table sets forth the changes in the Group’s Long-term investment:

Equity Method
USD
Balance as of March 31, 2021	—
Investment made in privately held company	308,385
Loss from long-term investment	(1,897)
Foreign currency translation adjustments	10
Balance as of September 30, 2021	306,498

As of September 30, 2021, Medical Star had $266,579 total assets and $32,380 total liabilities. Medical Star incurred a loss of $9,484 for the six months ended September 30, 2021.

In August 2021, the Group entered an agreement with Fu Zhi Zhong He (Beijing) Health Technology Co., Ltd., Changsha Tangshi Yipai Medical Technology Co., Ltd., and Yaping Zhou to establish a joint venture of Hunan Medical Star Technology Co., Ltd. (“Medical Star”) in China to develop the learning platform of traditional Chinese medical science and cultivate a group of talents with integrated traditional Chinese and Western medicine knowledge. The Group invested in Medical Star through purchase of its ordinary shares, with a total cash consideration of $308,385 (RMB2,000,000) to obtain 20% shareholding interests.